Convertible Debentures (Details)							12 Months Ended
	Jan. 24, 2019 CAD ($) bps day shares	Jan. 24, 2019 USD ($) bps day shares	Mar. 09, 2018 CAD ($) day $ / shares	Nov. 28, 2017 CAD ($) day $ / shares	May 02, 2017 CAD ($) day $ / shares	Nov. 01, 2016 CAD ($) day $ / shares	Jun. 30, 2019 CAD ($) bps shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 CAD ($)	Jan. 24, 2019 USD ($) $ / shares	Jun. 30, 2017 CAD ($)
Borrowings, Convertible Debentures [Roll Forward]
Conversion option portion								$ 76,201,000
Conversion of debt							$ 1,019,000	140,066,000
Interest paid							(18,055,000)	(7,066,000)
Current portion								0		$ 235,909,000
Long-term portion								191,528,000		267,672,000
Financial liabilities at amortised cost								11,683,000		141,244,000		$ 351,000
Convertible debenture
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							191,528,000	63,536,000
Issued							460,610,000	345,000,000
Conversion option portion							(169,228,000)	(78,938,000)
Conversion of debt							1,018,000	(140,067,000)
Interest paid							(11,535,000)	(6,908,000)
Financing fees							(14,965,000)	(9,135,000)
Accretion							31,654,000	10,640,000
Accrued interest							22,397,000	7,400,000
Unrealized gain on foreign exchange							(5,862,000)
Convertible debentures, ending balance							503,581,000	191,528,000
Current portion										(235,909,000)
Long-term portion										267,672,000
Convertible debenture, November 2016
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							0	3,369,000
Issued							0	0
Conversion option portion							0	0
Conversion of debt							0	(3,688,000)
Interest paid							0	(148,000)
Financing fees							0	0
Accretion							0	218,000
Accrued interest							0	249,000
Unrealized gain on foreign exchange							0
Convertible debentures, ending balance							0	0
Current portion										0
Long-term portion										0
Notional amount						$ 25,000,000.0
Borrowings, interest rate						8.00%
Conversion price (in CAD per share) | $ / shares						$ 2.00
Conversion, stock price trigger (in CAD per share) | $ / shares						$ 3.00
Consecutive trading days | day						10
Convertible debenture, May 2017
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							0	60,167,000
Issued							0	0
Conversion option portion							0	0
Conversion of debt							0	(63,102,000)
Interest paid							0	(2,131,000)
Financing fees							0	0
Accretion							0	2,768,000
Accrued interest							0	2,298,000
Unrealized gain on foreign exchange							0
Convertible debentures, ending balance							0	0
Current portion										0
Long-term portion										0
Notional amount					$ 75,000,000.0
Borrowings, interest rate					7.00%
Conversion price (in CAD per share) | $ / shares					$ 3.29
Conversion, stock price trigger (in CAD per share) | $ / shares					$ 4.94
Consecutive trading days | day					10
Convertible debenture, November 2017
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							637,000	0
Issued							0	115,000,000
Conversion option portion							0	(39,408,000)
Conversion of debt							640,000	(73,082,000)
Interest paid							(69,000)	(1,025,000)
Financing fees							0	(2,680,000)
Accretion							34,000	809,000
Accrued interest							38,000	1,023,000
Unrealized gain on foreign exchange							0
Convertible debentures, ending balance							$ 0	$ 637,000
Current portion										0
Long-term portion										0
Notional amount				$ 115,000,000.0
Borrowings, interest rate				6.00%
Conversion price (in CAD per share) | $ / shares				$ 6.50
Conversion, stock price trigger (in CAD per share) | $ / shares				$ 9.00
Consecutive trading days | day				10
Conversion of notes (in shares) | shares							298,149	17,394,146
Remaining principal amount of debenture							$ 1,900,000	$ 113,100,000
Convertible debenture, March 2018
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							190,891,000	0
Issued							0	230,000,000
Conversion option portion							0	(39,530,000)
Conversion of debt							378,000	(195,000)
Interest paid							(11,466,000)	(3,604,000)
Financing fees							0	(6,455,000)
Accretion							21,574,000	6,845,000
Accrued interest							11,473,000	3,830,000
Unrealized gain on foreign exchange							0
Convertible debentures, ending balance							$ 212,094,000	$ 190,891,000
Current portion										(212,094,000)
Long-term portion										0
Notional amount			$ 230,000,000.0
Borrowings, interest rate			5.00%
Conversion price (in CAD per share) | $ / shares			$ 13.05
Conversion, stock price trigger (in CAD per share) | $ / shares			$ 17.00
Consecutive trading days | day			10
Conversion of notes (in shares) | shares							33,179	18,542
Remaining principal amount of debenture							$ 400,000	$ 200,000
Borrowings maturity, term			2 years
Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							0	0
Issued							460,610,000	0
Conversion option portion							(169,228,000)	0
Conversion of debt							0	0
Interest paid							0	0
Financing fees							(14,965,000)	0
Accretion							10,046,000	0
Accrued interest							10,886,000	0
Unrealized gain on foreign exchange							(5,862,000)
Convertible debentures, ending balance							$ 291,487,000	$ 0
Current portion										(23,815,000)
Long-term portion										$ 267,672,000
Notional amount	$ 460,600,000										$ 345,000,000
Borrowings, interest rate	5.50%										5.50%
Conversion price (in CAD per share) | $ / shares											$ 7.23
Transaction costs	$ 15,000,000
Conversion, number of common shares (in shares) | shares	138.37	138.37
Principal amount used for conversion rate											$ 1,000
Proceeds from borrowings	$ 445,600,000	$ 334,700,000
Quoted market price (in USD per share) | $ / shares									$ 7.82		$ 6.19
Historical stock price volatility	60.00%	60.00%					60.00%
Credit spread | bps	1,375	1,375					897
Stock borrow rate	10.00%									15.00%	10.00%
Convertible debenture, January 2019 | On and after February 28, 2022 and prior to February 28, 2024
Borrowings, Convertible Debentures [Roll Forward]
Conversion price (in CAD per share) | $ / shares											$ 9.40
Consecutive trading days | day	30	30
Trading days | day	20	20
Conversion, threshold percentage of stock price trigger	130.00%	130.00%
Convertible debenture, January 2019 | On and after February 28, 2024
Borrowings, Convertible Debentures [Roll Forward]
Consecutive trading days | day	20	20
Trading days | day	10	10
Conversion, dollar unit per redemption share	$ 1,000	$ 1,000
Convertible debenture, January 2019 | On and after February 28, 2024 | Top of range
Borrowings, Convertible Debentures [Roll Forward]
Redemption, threshold days | day	60	60
Convertible debenture, January 2019 | On and after February 28, 2024 | Bottom of range
Borrowings, Convertible Debentures [Roll Forward]
Redemption, threshold days | day	30	30
Convertible debenture, January 2019 | Upon the Occurrence of Certain Customary Events
Borrowings, Convertible Debentures [Roll Forward]
Redemption percentage of principal amount	100.00%	100.00%
Convertible Debenture, January 2019, Over-Allotment Option
Borrowings, Convertible Debentures [Roll Forward]
Notional amount	$ 60,100,000										$ 45,000,000
Conversion Option | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Financial liabilities at amortised cost	276,400,000
Amount of equity component	$ (169,200,000)									$ 177,400,000	$ 126,800,000
Unrealized gain on derivative liability							$ 8,200,000
Convertible Senior Notes | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Debentures, accrued interest										$ 10,900,000